Reserves - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Mandatory percentage of annual net profits after taxation required to be transfered to reserve	10.00%
Maximum reserve balance expressed as percentage of registered capital	50.00%
Minimum reserve balance expressed as percentage of registered capital	25.00%
Final dividend proposed after the end of the reporting year	¥ 0.10	¥ 0.10
Final dividend proposed to ordinary share, ratio	10.00%	10.00%
Total dividend proposed by directors	¥ 1,009	¥ 982